Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2020
Intangible Assets, Net
Schedule of intangible assets, net

	As of December 31,
	2019	2020
	RMB	RMB
Customer relationships	61,973	61,973
Less: accumulated amortization	(13,944)	(20,141)
Customer relationships, net	48,029	41,832

Schedule of estimated amortization expenses for each of five succeeding fiscal years

Years ended
December 31,
RMB
2021	6,197
2022	6,197
2023	6,197
2024	6,197
2025	6,197
2026 and after	10,847
Total	41,832